Future aircraft leases payments (Details) - 122 Aircraft [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 2,288,605
Less Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	368,820
Between One and Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	1,035,213
More Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future financial lease commitments	$ 884,572